S-K 1603(b) Conflicts of Interest	May 05, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	The existence of financial and personal interests of one or more ATII Directors may result in a conflict of interest on the part of such ATII Director(s) between what he, she or they may believe is in the best interests of ATII and the holders of ATII Ordinary Shares and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that holders of ATII Ordinary Shares vote for the proposals. In addition, ATII’s officers have interests in the Proposed Transaction that may conflict with your interests as a holder of ATII Ordinary Shares.